QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2011
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

17. QUARTERLY FINANCIAL DATA (UNAUDITED)

MILLIONS, EXCEPT PER SHARE	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER	YEAR

2011
Net sales (including special charges of $29.6 in Q4)	$1,518.3	$1,698.8	$1,736.1	$1,845.3	$6,798.5
Cost of sales (including special charges of $0.8, $4.5 and $3.6 in Q1, Q3 and Q4, respectively)	770.4	860.8	877.9	966.5	3,475.6
Selling, general and administrative expenses	581.6	609.6	595.3	651.6	2,438.1
Special (gains) and charges	14.6	30.1	23.3	63.0	131.0
Operating income	151.7	198.3	239.6	164.2	753.8
Interest expense, net (including special charges of $1.5 in Q4)	13.5	13.1	13.2	34.4	74.2
Income before income taxes	138.2	185.2	226.4	129.8	679.6
Provision for income taxes	44.4	59.0	71.9	41.0	216.3
Net income including noncontrolling interest	93.8	126.2	154.5	88.8	463.3
Less: Net income attributable to noncontrolling interest	0.2	0.3	0.2	0.1	0.8
Net income attributable to Ecolab	$93.6	$125.9	$154.3	$88.7	$462.5
Earnings attributable to Ecolab per common share
Basic	$0.40	$0.54	$0.67	$0.35	$1.95
Diluted	$0.40	$0.53	$0.65	$0.34	$1.91
Weighted-average common shares outstanding
Basic	232.0	231.6	231.9	252.2	236.9
Diluted	235.9	236.1	236.1	257.5	242.1

2010
Net sales	$1,432.1	$1,520.2	$1,561.9	$1,575.5	$6,089.7
Cost of sales	716.7	750.0	763.4	783.7	3,013.8
Selling, general and administrative expenses	558.1	565.3	558.5	579.7	2,261.6
Special (gains) and charges	3.5	0.6	(5.1)	8.5	7.5
Operating income	153.8	204.3	245.1	203.6	806.8
Interest expense, net	15.0	15.0	14.9	14.2	59.1
Income before income taxes	138.8	189.3	230.2	189.4	747.7
Provision for income taxes	43.1	59.8	55.9	57.8	216.6
Net income including noncontrolling interest	95.7	129.5	174.3	131.6	531.1
Less: Net income attributable to noncontrolling interest	0.2	0.2	0.1	0.3	0.8
Net income attributable to Ecolab	$95.5	$129.3	$174.2	$131.3	$530.3
Earnings attributable to Ecolab per common share
Basic	$0.41	$0.55	$0.75	$0.57	$2.27
Diluted	$0.40	$0.54	$0.74	$0.56	$2.23
Weighted-average common shares outstanding
Basic	235.4	233.4	232.8	232.1	233.4
Diluted	239.0	237.4	237.0	236.4	237.6

Per share amounts do not necessarily sum due to changes in the calculation of shares outstanding for each discrete period and rounding.